Financial Assets - Summary of Investments Accounted for Using Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Group profit for the financial year	$ 2,621	$ 1,165	$ 1,738
Impairment loss on equity method investments in associates	0	827	8
Europe materials [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss on equity method investments in associates		$ 154
Discount rate applied to the cash flow projections (real pre-tax)		9.20%
Associates [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Group profit for the financial year	44	$ (140)	21
Joint ventures [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Group profit for the financial year	$ 11	$ 22	$ 46